Employee Benefits (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Health Care Act [Member]	Dec. 31, 2011 Return Seeking Assets [Member]	Dec. 31, 2011 Liability Hedging Assets [Member]	Dec. 31, 2011 Qualified Pension Plans [Member]	Jan. 31, 2012 Qualified Pension Plan Contributions [Member]	Dec. 31, 2011 Nonqualified Pension Plans [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 Voluntary Separation [Member]	Dec. 31, 2009 Involuntary Separation [Member]	Dec. 31, 2011 Charges Primarily Driven By Decrease In Discount Rate Assumption [Member]	Dec. 31, 2011 Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets [Member]	Dec. 31, 2012 Forecast [Member] Expected Additional Qualified Pension Plan Contributions [Member]	Dec. 31, 2012 Forecast [Member] Nonqualified Pension Plans [Member]	Dec. 31, 2012 Forecast [Member] Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Health Care Act one time tax					$ 1,000,000,000
Accumulated benefit obligation for all defined benefit pension plans		30,300,000,000	28,500,000,000
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)		10
Target allocation percentage of assets						70.00%	30.00%
Defined benefit plan contributions by employer								400,000,000		100,000,000	1,400,000,000
Defined benefit plan contributions by employer in next fiscal year									100,000,000							1,200,000,000	200,000,000	1,500,000,000
Number of unallocated shares of common stock in ESOP		1
Number of allocated shares of common stock in ESOP		65
Total savings plan cost		700,000,000	700,000,000	700,000,000
Severance, pension and benefit charges		5,954,000,000	3,054,000,000	1,440,000,000									900,000,000	5,000,000,000	900,000,000
Discount rate		5.00%	5.75%
Expected return on plan assets		8.00%
Actual return on assets														5.00%
Remeasurement gain (loss)			(600,000,000)	1,400,000,000
Number of employees included in planned workforce reductions	4,200	2,500		17,600								11,900
Severance costs			1,200,000,000
Pension and postretirement curtailment losses and special termination benefits	$ 1,900,000,000		$ 1,300,000,000	$ 1,900,000,000